Statements of Changes in Stockholders' Equity (Deficit) (USD $)	Total	Common Stock	Additional Paid-in Capital	Deficit Accumulated During the Development Stage
Beginning balance at Mar. 05, 2006	$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Mar. 05, 2006		0
Net loss	(18,153)	0	0	(18,153)
Ending balance at Sep. 30, 2006	(18,153)	0	0	(18,153)
Ending balance (in shares) at Sep. 30, 2006		0
Net loss	(450,038)	0	0	(450,038)
Issuance of common stock to founders	3,198	3,198		0
Issuance of common stock to founders (in shares)		3,198,105
Ending balance at Sep. 30, 2007	(464,993)	3,198	0	(468,191)
Ending balance (in shares) at Sep. 30, 2007		3,198,105
Net loss	(233,040)	0	0	(233,040)
Ending balance at Sep. 30, 2008	(698,033)	3,198		(701,231)
Ending balance (in shares) at Sep. 30, 2008		3,198,105
Net loss	(504,687)	0	0	(504,687)
Issuances of common stock	1,870	1,870		0
Issuances of common stock (in shares)		1,870,019
Ending balance at Sep. 30, 2009	(1,202,527)	5,068	0	(1,205,918)
Ending balance (in shares) at Sep. 30, 2009		5,068,124
Net loss	(420,093)	0	0	(420,093)
Issuances of common stock	259	259	0	0
Issuances of common stock (in shares)		259,240
Ending balance at Sep. 30, 2010	(1,622,361)	5,327	0	(1,626,011)
Ending balance (in shares) at Sep. 30, 2010		5,327,364
Net loss	(573,472)	0	0	(573,472)
Issuances of common stock	308	308	0	0
Issuances of common stock (in shares)		308,157
Ending balance at Sep. 30, 2011	(2,195,524)	5,636		(2,201,160)
Ending balance (in shares) at Sep. 30, 2011		5,635,521
Net loss	(576,911)			(576,911)
Issuances of common stock	0	9	0	(9)
Issuances of common stock (in shares)		9,691
Ending balance at Sep. 30, 2012	(2,772,435)	5,645	0	(2,778,080)
Ending balance (in shares) at Sep. 30, 2012		5,645,212
Net loss	(1,853,791)	0	0	(1,853,791)
Issuances of common stock	750,000	1,500	748,500
Issuances of common stock (in shares)		1,500,000
Equity acquired in reverse merger	1,250,000	44,000	1,206,000
Equity acquired in reverse merger (in shares)		44,000,000
Exchange of debt for common stock	2,470,022	9,000	2,461,022
Exchange of debt for common stock (in shares)		9,000,025
Warrants issued with note payable	55,293		55,293
Stock based compensation expense	287,927		287,927
Ending balance at Sep. 30, 2013	$ 187,016	$ 60,145	$ 4,758,742	$ (4,631,871)
Ending balance (in shares) at Sep. 30, 2013		60,145,237